Accounting Policies, by Policy (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation and Consolidation

Basis of Presentation and Consolidation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). Certain information or footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted, pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented. For periods prior to the Business Combination as disclosed in Note 1 above, the reported share and per share amounts have been retroactively converted by the applicable exchange ratio. See Note 12 - Equity for additional information.

The unaudited condensed consolidated financial statements include the accounts of VSee Health, Inc. and its subsidiaries, VSee Lab and iDoc, which are both 100% wholly-owned subsidiaries of the Company. In addition, the consolidation includes Encompass Healthcare Billing, LLC, a 100% wholly-owned subsidiary of iDoc and This American Doc, Inc. (“TAD”) now a wholly-owned subsidiary of VSee Lab. All intercompany amounts are eliminated upon consolidation. Prior to June 24, 2024, the condensed consolidated financial statements included the accounts of VSee Lab, Inc. and its 53.8% partially owned subsidiary, TAD.

The accompanying unaudited condensed consolidated financial statements reflect adjustments (including normal, recurring adjustments) necessary to present fairly the financial position of the Company as of September 30, 2025, and December 31, 2024, its results of operations, changes in stockholders’ (deficit) equity,  and statements of cash flows for the three and nine months ended September 30, 2025, and 2024, in conformity with U.S. GAAP. The interim results for the three and nine months ended September 30, 2025, are not necessarily indicative of the results to be expected for the year ending December 31, 2025 or for any future interim periods. These financial statements should be read in conjunction with the audited condensed consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024 (the “December 31, 2024  Condensed Consolidated Financial Statements”), as filed with the SEC. The significant accounting policies and estimates used in preparing these Condensed Consolidated Financial Statements were applied on a basis consistent with those reflected in December 31, 2024  Condensed Consolidated Financial Statements. Certain reclassifications have been made to the amounts in prior periods to conform to the current period’s presentation primarily consisting of the breakout of revenue by category and the retroactive application of the recapitalization.

Basis of Presentation and Consolidation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the accounts of VSee Health, Inc. and its subsidiaries, VSee Lab, Inc. and iDoc Virtual Telehealth Solutions, Inc., both 100% wholly owned subsidiaries of the Company. In addition, the consolidation includes Encompass Healthcare Billing, LLC, a 100% wholly owned subsidiary of iDoc and This American Doc, Inc. (“TAD”), a wholly owned subsidiary of VSee Lab. All intercompany amounts are eliminated upon consolidation. Prior to June 24, 2024, the consolidated financial statements included the accounts of VSee Lab, Inc. and its 53.8% partially owned subsidiary, TAD.

The accompanying consolidated financial statements reflect adjustments (including normal, recurring adjustments) necessary to present fairly the financial position of the Company as of December 31, 2024 and 2023, its results of operations, changes in stockholders’ equity (deficit), and cash flows for the years ended December 31, 2024 and 2023, in conformity with U.S. GAAP. The accompanying consolidated financial statements should be read in conjunction with the VSee Lab, Inc.’s audited financial statements included on Form 424B3 Prospectus for the year ended December 31, 2023, as filed with the Securities and Exchange Commission (“SEC”) on July 26, 2024. Certain reclassifications have been made to the amounts in prior periods to conform to the current period’s presentation primarily consisting of the breakout of revenue by category and the retroactive application of the recapitalization.

Segments

Segments

The Company determined its reporting units in accordance with ASC 280, Segment Reporting (“ASC 280”). Management evaluates a reporting unit by first identifying operating segments under ASC 280. The Company then evaluates each operating segment to determine if it includes one or more components that constitute a business. If there are components within an operating segment that meet the definition of a business, the Company evaluates those components to determine if they must be aggregated into one or more reporting units. If applicable, when determining if it is appropriate to aggregate different operating segments, the Company determines if the segments are economically similar and, if so, the operating segments are aggregated.

Management has determined that the Company has two consolidated operating segments. The Company’s reporting segment reflects the manner in which its chief operating decision makers, which is currently shared between the Co-Chief Executive Officers, Milton Chen and Imo Aisiku, review results and allocate resources. The Company’s reporting segment meets the definition of an operating segment and does not include the aggregation of multiple operating segments.

The Company’s reporting segments are Healthcare Technology (“Technology”) and Telehealth Services (“Telehealth”). VSee Lab is included in Technology, while iDoc is included in Telehealth.

Segments

The Company determined its operating and reportable segments in accordance with ASC 280, Segment Reporting. Management evaluates a reporting unit by first identifying operating segments under ASC 280. The Company then evaluates each operating segment to determine if it includes one or more components that constitute a business. If there are components within an operating segment that meet the definition of a business, the Company evaluates those components to determine if they must be aggregated into one or more reporting units. If applicable, when determining if it is appropriate to aggregate different operating segments, the Company determines if the segments are economically similar and, if so, the operating segments are aggregated.

Management has determined that the Company has two operating and reportable segments. The Company’s operating segments reflect the manner in which its chief operating decision makers, which is currently shared between the Co-Chief Executive Officers, Milton Chen and Imo Aisiku, review results and allocate resources.

The Company’s operating and reporting segments are Healthcare Technology (“Technology”) and Telehealth Services (“Telehealth”). VSee Lab, Inc is included in Technology, while iDoc Virtual Telehealth Solutions, Inc. is included in Telehealth.

Use of Estimates

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts stated in the condensed consolidated financial statements and accompanying notes. These judgments, estimates, and assumptions are used for, but not limited to, the determination of estimated provision for contractual adjustments from third-party payors in the recognition of patient fee contracts, revenue, cost of revenues, goodwill and intangible asset impairment analysis, allowance for credit losses, the fair value of the ELOC Agreement, the Exchange Note, the Additional Bridge Note, the Quantum Convertible Note, and the September 2024 Convertible Note (each of these notes as defined in Note 8 Line of Credit and Notes Payable, Net of Discount), stock-based compensation, incremental borrowing rate determination, useful life of intangibles, reserve for income tax uncertainties and other contingencies, and valuation of deferred tax asset.

The Company bases its estimates and judgments on historical experience and on various other assumptions that it believes are reasonable under the circumstances. However, future events are subject to change and best estimates and judgments routinely require adjustment. Actual results could differ from those estimates.

Use of Estimates

The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts stated in the consolidated financial statements and accompanying notes. These judgments, estimates, and assumptions are used for, but not limited to, the determination of estimated provision for contractual adjustments from third-party payors in the recognition of patient fee contracts, revenue, cost of revenues, goodwill and intangible asset impairment analysis, allowance for credit losses, the fair value of the Equity line of credit (“ELOC”), the Exchange Note, the Additional Bridge Note, the Quantum Convertible Note, and the September 2024 Convertible Note (each note as defined in Note 9 Line of Credit and Notes Payable, Net of Discount), stock-based compensation, incremental borrowing rate determination, useful life of intangibles, reserve for income tax uncertainties and other contingencies, and valuation of deferred tax asset.

The Company bases its estimates and judgments on historical experience and on various other assumptions that it believes are reasonable under the circumstances. However, future events are subject to change and best estimates and judgments routinely require adjustment. Actual results could differ from those estimates.

Income Taxes

Income Taxes

The Company applies ASC 740-10, Accounting for Income Taxes, which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and the respective tax basis and operating loss, capital loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest and penalties related to unrecognized tax benefits as a component of general and administrative expenses. The Company’s federal tax return and any state tax returns are not currently under examination.

Income Taxes

The Company applies ASC 740-10, Accounting for Income Taxes, which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and the respective tax basis and operating loss, capital loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest and penalties related to unrecognized tax benefits as a component of general and administrative expenses.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers, which establishes a principle for recognizing revenue upon the transfer of promised goods or services to customers in an amount that reflects the expected consideration received in exchange for those goods or services.

The Company derives revenue from business services associated with direct tele-physician provider patient fee services, telehealth services, professional services and technical engineering services, subscription services and institutional services provided to our clients.

The Company determines revenue recognition in accordance with ASC 606, through the following five steps:

1) Identify the contract with a customer

The Company considers the terms and conditions of its contracts and the Company’s customary business practices in identifying its contracts under ASC 606. The Company determines it has a contract with a customer when the contract has been approved by both parties, it can identify each party’s rights regarding the services to be transferred and the payment terms for the services, it has determined the customer to have the ability and intent to pay, and the contract has commercial substance. The Company applies judgment in determining the customer’s ability and intent to pay, which is based on a variety of factors, including the customer’s payment history or, in the case of a new customer, credit and financial information pertaining to the customer.

Contractual terms for subscription services are typically 12 months. Contracts are cancellable with a 30-day notice period and customers are billed in annual, quarterly, or monthly instalments in advance of the service period of the subscription. The Company is not required to refund any prorated prepayment fees invoiced to cover services that were provided.

The Company also has service contracts with hospitals or hospital systems, physician practice groups, and other users. These customer contracts typically range from two to three years, with an automatic renewal process. The Company either invoices these customers for the monthly fixed fee in advance or at the end of the month, depending on the contract terms. The contracts typically contain cancellation clauses with advance notice; therefore, the Company does not believe that it has any material outstanding commitment for future revenues beyond one year from the end of a reporting period.

2) Identify the performance obligations in the contract

Performance obligations promised in a contract are identified based on the services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the service either on its own or together with other resources that are readily available, and are distinct in the context of the contract, whereby the transfer of the services is separately identifiable from other promises in the contract. The Company’s contracts typically contain cancellation clauses with advance notice; therefore, the Company does not believe that they have any material outstanding commitments for future revenues beyond one year from the end of a reporting period.

3) Determine the transaction price

The Company believes the quoted transaction prices in the customer contracts represent the stand- alone selling prices for each of the separate performance obligations which are distinct and priced separately within the contract. The transaction price for each service provided is independent and established in the contract and based on the duration of service provided or for a rate for service provided. Fees are established based on the service transferred to the client.

4) Allocate the transaction price to performance obligations in the contract

If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative stand-alone selling price (“SSP”). The determination of a SSP for each distinct performance obligation requires judgment. The Company believes the quoted transaction prices in the customer contracts represent the stand alone selling prices for each of the separate performance obligations that are distinct and priced separately within the contract.

5) Recognize revenue when or as the Company satisfies a performance obligation

Revenue is recognized when or as control of the promised goods or service is transferred to the customer, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services.

Subscription Service Contracts and Performance Obligation

The Company recognizes subscription revenue over time as customers receive and consume services. Each module is a distinct performance obligation, delivered consistently each month. Revenue begins when access is provided and is recognized using a time-based output method.

Upfront non-refundable fees are deferred and amortized over the subscription term, as they do not represent separate performance obligations. Deferred revenue consists of the unamortized balance of nonrefundable upfront fees which are classified as current or non-current based on the timing company expects to recognize revenue.

Modules are distinct and not interdependent, allowing standalone benefit. Pricing is fixed per user and based on the most likely amount expected to be collected. Implementation fees are typically paid upfront.

Professional Services and Technical Engineering Fees and Performance Obligation

Performance obligations under contracts for professional services may include maintenance, hardware, clinician fees, and technical engineering services. These services are generally distinct in the context of the contract and are accounted for as separate performance obligations.

For technical engineering services, performance obligations are typically satisfied over time based on the specified quantity of professional service hours provided to the customer. For maintenance, hardware, and clinician fees, revenue is recognized either over time or at a point in time or when control transfers to the customer. Maintenance and clinician fees are generally recognized over time as services are rendered, while hardware revenue is recognized at a point in time when control transfers to the customer.

Patient Fees Services and Performance Obligation

Patient Fee Services

Patient fees represent a series of distinct services because performance obligations are met when the Company’s physicians provide professional medical services to patients at the client site. The patient benefits from professional services when care is rendered by the Company’s medical professionals. Revenue recognition commences when the Company satisfies its performance obligation to provide professional medical services to patients.

Patient Fee Contracts Involving Third-Party Payors

The Company receives payments from patients, third-party payors, and others for patient fee services. Third-party payors reimburse based on contracted rates or billed charges, which are generally lower than billed amounts. The transaction price is based on standard charges, adjusted for third-party payor agreements and implicit price concessions for uninsured patients.

Revenue is presented net of estimated contractual adjustments, service credits, and expected credit losses. These adjustments reflect the difference between billed amounts and expected consideration, based on historical collection experience, market conditions, and other factors. The Company monitors receivables and records estimated allowances to account for these differences. Actual results may differ materially from estimates.

All telemedicine contracts for patient reimbursement fees are directly billed to payors by the Company. The Company earns patient fees by providing high acuity patient care solutions. Performance obligations are met when the Company’s physicians provide professional medical services to patients at the client site, which is deemed a transfer of goods and services to respective patients. Revenue is determined based on telemedicine billing code(s) associated with the professional service rendered.

The Company earns revenue primarily from reimbursement from the following third-party payors:

Medicare

The Company’s affiliated provider network is reimbursed by the Medicare Part B and Part C programs for certain of the telemedicine services it provides to Medicare beneficiaries. Medicare coverage for telemedicine services is treated distinctly from other types of professional medical services and is limited by federal statute and subject to specific conditions of participation and payment pursuant to Medicare regulations, policies and guidelines, including the location of the patient, the type of service, and the modality for delivering the telemedicine service, among others.

Medicaid

Medicaid programs are funded jointly by the federal government and the states and are administered by states (or the state’s designated managed care or other similar organizations) under approved plans. Our affiliated provider network is reimbursed by certain State Medicaid programs for certain of the telemedicine services it provides to Medicaid beneficiaries. Medicaid coverage for telemedicine services varies by state and is subject to specific conditions of participation and payment.

Commercial Insurance Providers

The Company is reimbursed by commercial insurance carriers. The basis for payment to the commercial insurance providers is consistent with Medicare reimbursement fee structure guidelines and the Company is in-network or out-of-network with the commercial insurance carriers based on state and insurer requirements.

Telehealth Fees Service Contracts and Performance Obligation

Contract For Telemedicine Care Services

Performance obligations for telemedicine care are based on services delivered through hardware and software integration, including multi-participant video conferencing and electronic communication available 24 hours per day, seven days per week for the duration of the contract. The Company provides administrative, hardware, software support, and physician coverage ranging from 12 to 24 hours per day. Revenue from telemedicine care services is included in telehealth fees in the condensed consolidated financial statements.

Revenue is recognized when the Company provides administrative, business, and medical records and reports as required. Variable consideration is estimated using the expected value or most likely amount method, based on legal enforceability, performance, and available information. Management estimates revenue based on expected customer life or performance period.

Revenue recognition begins when tele-physician service hours are provided. Start-up nonrefundable payments for training, hardware/software setup, and integration are recognized upon completion of implementation. These start-up services are separable and recognized over time using the input method.

Institutional Fees Service Contracts and Performance Obligation

Contract For Electroencephalogram (“EEG”) Professional Interpretation Services

Performance obligations are based on the number of EEG interpretations provided monthly, which are distinct and separately identifiable within the contract. The Company’s physicians use EEG telemedicine equipment supplied by the Company to deliver these services. Revenue is recognized monthly based on the number of interpretations performed and contractual rates and is included in institutional fees in the condensed consolidated financial statements.

Most contracts, including those with the Company’s top customers, involve fixed monthly fees covering telemedicine consultations, EEG interpretation, platform software, and hardware. These fees include predetermined physician coverage hours and agreed-upon rates for interpretation and software services. The Company also provides equipment, training, maintenance, and support for service delivery.

The Company commences revenue recognition on EEG professional interpretation services when the Company satisfies its performance obligation to provide professional interpretation monthly.

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers. ASC 606 establishes principles for recognizing revenue upon the transfer of promised goods or services to customers in an amount that reflects the expected consideration received in exchange for those goods or services. The core principle of ASC 606 is to recognize revenue to depict the transfer of promised goods or services to clients in an amount that reflects the consideration the entity expects to be entitled in exchange for those goods or services.

The Company determines revenue recognition in accordance with ASC 606 through the following five steps:

1) Identify the contract with a customer

The Company considers the terms and conditions of its contracts and the Company’s customary business practices in identifying its contracts under ASC 606. The Company determines it has a contract with a customer when the contract has been approved by both parties, it can identify each party’s rights regarding the goods and services to be transferred and the payment terms for the goods and services, it has determined the customer to have the ability and intent to pay, and the contract has commercial substance. The Company applies judgment in determining the customer’s ability and intent to pay, which is based on a variety of factors, including the customer’s payment history or, in the case of a new customer, credit and financial information pertaining to the customer.

Contractual terms for subscription services are typically 12 months. Contracts are generally cancellable with a 30-day notice period, and customers are billed in annual, quarterly, or monthly installments in advance of the service period of the subscription. The Company is not required to refund any prorated prepayment fees invoiced to cover services that were provided.

The Company also has service contracts with hospitals or hospital systems, physician practice groups, and other users. These customer contracts typically range from two to three years, with an automatic renewal process. The Company either invoices these customers for the monthly fixed fee in advance or at the end of the month, depending on the contract terms. The contracts typically contain cancellation clauses with advance notice, and revenue for goods and services transferred prior to cancellation is not refundable or creditable.

2) Identify the performance obligations in the contract

Performance obligations promised in a contract are identified based on the goods and services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the service either on its own or together with other resources that are readily available, and are distinct in the context of the contract, whereby the transfer of the services is separately identifiable from other promises in the contract.

3) Determine the transaction price

The total transaction price is based on the amount to which the Company is entitled to base on the contracts with its customers. The Company believes the quoted transaction prices in the customer contracts represent the standalone selling prices for each of the separate performance obligations which are distinct and priced separately within the contract. Consideration promised in the Company’s contracts includes both fixed and variable amounts. The Company’s variable consideration is based on fixed unit price for promised services, though the total consideration is dependent upon the actual amounts of promised services used by the customers. If necessary, the Company estimates the total variable consideration based on the information available to management, and updates such estimates each financial period when needed.

4) Allocate the transaction price to performance obligations in the contract

If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price (“SSP”). The determination of a SSP for each distinct performance obligation requires judgment. Where applicable, the Company establishes standalone selling prices based on the observable prices of the good or service when the Company sells that good or service separately in similar circumstances and to similar customers. If a standalone selling price is not directly observable, the Company estimates the standalone selling price using the expected cost plus a margin approach.

5) Recognize revenue when or as the Company satisfies a performance obligation

Revenue is recognized when or as control of the promised goods or service is transferred to the customer in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services.

The Company derives revenue from business services associated with direct tele-physician provider patient fee services, telehealth services, subscription services and institutional services provided to our clients.

Subscription Service Contracts and Performance Obligation

Subscriptions Services

Subscriptions represent a series of distinct goods or services because the performance obligations are satisfied over time as customers simultaneously receive and consume the benefits related to the services the Company performs. In the case of module specific subscriptions, a consistent level of service is provided during each monthly period of subscription to the Company’s platform. The Company commences revenue recognition when the customer is provided with platform subscription for the initial monthly period and revenue is recognized over time as a consistent level of subscription service during the subsequent period is delivered. The Company’s obligation for its integrated subscriptions is to stand ready throughout the subscription period; therefore, the Company considers an output method of time to measure progress toward satisfaction of its obligations with revenue commencing upon the beginning of the subscription period. Deferred revenue consists of the unamortized balance of nonrefundable upfront fees which are classified as current and non-current based on the timing of when the Company expects to recognize revenue.

The Company treats each subscription to a specific module as a distinct performance obligation because each module is capable of being distinct as the customer can benefit from the subscription to each module on its own and each subscription can be sold standalone.

Furthermore, the subscriptions to individual modules are distinct in the context of the contract as (1) the Company is not integrating the services with other services promised in the contract into a bundle of services that represent a combined output, (2) the subscriptions to specific modules do not significantly modify or customize the subscription to another module, and (3) the specific modules are not highly interdependent or highly interrelated. The subscription to each module is treated as a series of distinct performance obligations because it is distinct and substantially the same, satisfied over time, and has the same measure of progress.

The transaction price is determined based on the consideration the Company expects to be entitled to in exchange for transferring services to the customer. Under the contracts, the clients pay a fixed rate per user per subscription service. Prior to the start of a contract, clients generally make upfront nonrefundable payments to the Company when contracting for implementation services.

Professional Services and Technical Engineering Fees and Performance Obligation

Performance obligations under contracts for professional services may include maintenance, hardware, clinician fees, and technical engineering services. These services are generally distinct in the context of the contract and are accounted for as separate performance obligations.

For technical engineering services, performance obligations are typically satisfied over time based on the specified quantity of professional service hours provided to the customer. For maintenance, hardware, and clinician fees, revenue is recognized either over time or at a point in time or when control transfers to the customer. Maintenance and clinician fees are generally recognized over time as services are rendered, while hardware revenue is recognized at a point in time when control transfers to the customer.

The Company evaluates the nature of each professional services arrangement to determine the appropriate timing of revenue recognition, ensuring that revenue is recognized in a manner that faithfully depicts the transfer of goods or services to the customer.

Patient Fees Services and Performance Obligation

Patient Fee Services

Patient fees represent a series of distinct services because the performance obligations are met when the Company’s physicians provide professional medical services to patients at the client site as this is deemed as transfer of goods and services to respective patients. The patient benefits from the professional services when care is rendered by the Company’s medical professionals. The Company commences revenue recognition on patient services when the Company satisfies its performance obligation to provide professional medical services to patients.

Patient Fee Contracts Involving Third-Party Payors

The Company receives payments from patients, third-party payors and others for patient fee services. Third-party payors pay the Company based on contracted rates or the entities’ billed charges. Payments received from third-party payors are generally less than billed charges. The Company determines the transaction price on patient fees based on standard charges for services provided, reduced by adjustments provided to third-party payors, and implicit price concessions provided to uninsured patients. The Company monitors its revenue and receivables from third-party payors and records an estimated contractual allowance to properly account for the differences between billed and collected amounts.

Revenue from third-party payors is presented net of an estimated provision for contractual adjustments. Patient revenues are net of service credits and service adjustments, and expected credit losses. These adjustments and implicit price concessions represent the difference between the amount billed and the estimated consideration the Company expects to receive, based on historical collection experience, market conditions and other factors. Although the Company believes that its approach to estimates and judgments as described herein is reasonable, actual results could differ, from estimated amounts and such difference could be material.

All of the Company’s telemedicine contracts for patient reimbursement fees are directly billed to the payors by the Company. The Company earns patient fees by providing high acuity patient care solutions. For patient fees, performance obligations are met when the Company’s physicians provide professional medical services to patients at the client site as this is deemed as transfer of goods and services to respective patients. The patient benefits from the professional services when care is rendered by the Company’s medical professionals. The revenue is determined based on the telemedicine billing code(s) associated with the respective professional service rendered to patients. The Company earns primarily from reimbursement from the following third-party payors:

Medicare

The Company’s affiliated provider network is reimbursed by the Medicare Part B and Part C programs for certain of the telemedicine services it provides to Medicare beneficiaries. Medicare coverage for telemedicine services is treated distinctly from other types of professional medical services and is limited by federal statute and subject to specific conditions of participation and payment pursuant to Medicare regulations, policies and guidelines, including the location of the patient, the type of service, and the modality for delivering the telemedicine service, among others.

Medicaid

Medicaid programs are funded jointly by the federal government and the states and are administered by states (or the state’s designated managed care or other similar organizations) under approved plans. The Company’s affiliated provider network is reimbursed by certain state Medicaid programs for certain of the telemedicine services it provides to Medicaid beneficiaries. Medicaid coverage for telemedicine services varies by state and is subject to specific conditions of participation and payment.

Commercial Insurance Providers

The Company is reimbursed by commercial insurance carriers. The basis for payment to the commercial insurance providers is consistent with Medicare reimbursement fee structure guidelines, and the Company is in-network or out-of-network with the commercial insurance carriers based on state and insurer requirements.

Telehealth Fees Service Contracts and Performance Obligation

Contract for Telemedicine Care Services

Performance obligations in the contract for telemedicine care are based on services provided via the use of hardware and software integration that includes multi-participant video conferencing, and electronic communication for 24 hours per day, seven days per week for the duration of the contract. The Company provides administrative support for the tele-physician services and coordinates the services of its clinicians’ network through administrative support, hardware support, and software support and provider coverage availability. The Company provides coverage availability of its physician services ranging from 12 to 24 hours per day. Performance obligations in the contract for these services transferred to the customer are distinct in the context of the contract, whereby the transfer of the services is separately identifiable from patient services and institutional services obligations. Performance obligations are met when the Company provides administrative, business, and medical records and reports related to their professional services rendered pursuant to the agreement in such format and upon such interval as hospitals may require. Revenue from telemedicine care services is included in telehealth fees in the consolidated financial statements.

The Company recognizes revenue for variable consideration when it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur. The Company estimates the amount of revenue to be recognized on variable consideration, using the expected value or the most likely amount method, whichever is expected to better predict the amount. The Company’s estimates of variable consideration and determination of whether to include estimated amounts in the transaction price are based largely on assessments of legal enforceability, performance, and all information that is reasonably available to the Company. The determination of the amount of revenue the Company can recognize each accounting period requires management to make estimates and judgments on the estimated expected customer life or expected performance period.

The Company commences revenue recognition when the Company satisfies its performance obligation to provide the contractual tele-physician hours services. Prior to the commencement of services, customers generally make initial start-up nonrefundable payments to the Company when contracting for Company training, hardware and software installation and integration, which includes a onetime setup of software security, API interfaces, and compatibility between hospital existing equipment and hardware and software. The Company recognizes revenue upon completion of the implementation when the performance obligation of equipment setup and initial training is completed. The start-up fees do not significantly modify or customize the other goods in the contract. As the start-up service primarily covers initial administrative services for which the Company’s clients can cancel future services upon completion, management considers it to be separable from the ongoing business services, and the Company records start-up fees as revenue when the start-up service is completed over time, using the input method to measure progress each financial period.

Institutional Fees Service Contracts and Performance Obligation

Contract for Electroencephalogram (“EEG”) Professional Interpretation Services

Performance obligations in the contract for EEG professional interpretation services are based on the number of professional services EEG interpretation the Company provides. The performance obligation in the contract for these services transferred to the customer is distinct in the context of the contract, whereby the transfer of the services is separately identifiable from other promises in the contract. To facilitate the delivery of the EEG professional interpretation services, the Company’s physicians use EEG telemedicine equipment provided by the Company. The performance obligation is satisfied based on the number of EEG professional interpretations performed by the Company’s physicians. The number of professional interpretations is traced monthly by both parties and used to determine the revenue earned based on established contractual rates and is included in institutional fees in the consolidated financial statements.

Under most of the Company’s contracts, including contracts with its two top customers, the customer pays fixed monthly fees for telemedicine consultation services, EEG professional interpretation services, platform software services, and hardware fees. The fixed monthly fee provides for a predetermined number of daily, monthly, or annual physician hours of coverage and agreed-upon rates for interpretation and software services. To facilitate the delivery of the consultation services, the facilities use telemedicine equipment and the Company’s virtual healthcare platform, which is provided and installed by the Company. The Company also provides the hospitals with user training, maintenance and support services for the telemedicine equipment used to perform the consultation services.

The Company commences revenue recognition on EEG professional interpretation services when the Company satisfies its performance obligation to provide professional interpretation monthly.

Net Loss per Common Share

Net Loss Per Common Share

The Company computes income (loss) per common share, in accordance with ASC Topic 260, Earnings Per Share, which requires dual presentation of basic and diluted earnings per share. Basic income or loss per common share is computed by dividing net income or loss by the weighted average number of common shares outstanding during the period. No potential dilutive common shares are included in the computation of any diluted per share amount when a loss is reported. Diluted income or loss per common share is computed by dividing net income or loss by the weighted average number of common shares outstanding.

	Three months Ended September 30,		Nine months Ended September 30,
	2025	2024	2025	2024
		(Restated)		(Restated)

Net loss	$(289,745)	(53,922,561)	$(6,862,468)	(54,493,913)
Weighted average shares outstanding – basic and diluted	16,549,357	15,077,548	16,429,551	8,351,249
Net loss per share – basic and diluted	$(0.02)	(3.58)	$(0.42)	(6.53)
Excluded securities:(1)
Public Warrants	11,500,000	11,500,000	11,500,000	11,500,000
Private Warrants	557,000	557,000	557,000	557,000
Bridge Warrants	173,913	173,913	173,913	173,913
Extension Warrants	26,086	26,086	26,086	26,086
September 2024 Warrants	740,741	-	740,741	-
Quantum Convertible Note, related party (2)	1,862,466	1,502,466	1,862,466	1,502,466
Additional Bridge Notes (2)	-	86,692	-	86,692
Exchange Note (2)	827,330	1,324,125	827,330	1,324,125
September 2024 Convertible Note (3)	1,258,733	-	1,258,733	-
Series A Preferred stock common stock equivalents (4)	3,079,000	3,079,000	3,079,000	3,079,000
Stock options granted	803,646	803,646	803,646	803,646
Common stock issuance obligation	51,192	51,192	51,192	51,192
March 2025 Convertible Note (5)	61,718	-	34,974	-
May 2025 Convertible Note (6)	67,617	-	33,808	-
(1)	The Company’s dilutive shares have not been included in the computation of diluted net loss per share for the nine months ended September 30, 2025, as the result would be anti-dilutive.
(2)	Includes the interest amount thereon and assumes the floor conversion price of $2.00.
(3)	Includes the principal and interest amount thereon and calculated based on the initial fixed conversion price of $2.00.
(4)	Assumes the maximum conversion thereon at the floor conversion price of $2.00.
(5)	Includes the interest amount thereon and assumes the floor conversion price of $2.00.
(6)	Includes the interest amount thereon and assumes the closing price as of the reporting date.

Net Loss per Common Share

The Company computes income (loss) per common share, in accordance with ASC 260, Earnings Per Share, which requires dual presentation of basic and diluted earnings per share. Basic income or loss per common share is computed by dividing net income or loss by the weighted average number of common shares outstanding during the period. No potentially dilutive common shares are included in the computation of any diluted per share amount when a loss is reported.

Diluted income or loss per common share is computed by dividing net income or loss by the weighted average number of common shares outstanding.

	Year Ended	Year Ended
	December 31,	December 31,
	2024	2023
		(Restated)
Net loss	$(57,702,015)	$(3,762,930)
Weighted average shares outstanding – basic and diluted	10,213,036	9,998,446
Net loss per share – basic and diluted	$(5.65)	$(0.38)
Excluded securities (1):
Public Warrants	11,500,000	—
Private Warrants	557,000	—
Bridge Warrants	173,913	—
Extension Warrants	26,086	—
September 2024 Warrants	740,741	—
Quantum Convertible Note, related party (2)	1,862,466	—
Exchange Note (2)	827,330	—
September 2024 Convertible Note (3)	1,258,733	—
Series A Preferred Stock (4)	3,079,000	—
Stock options, issued and outstanding	803,646	—
Common stock issuance obligation	51,192	—
1.	The Company’s dilutive shares have not been included in the computation of diluted net loss per share for the years ended December 31, 2024 and 2023, as the result would be anti-dilutive.
2.	Includes the interest amount thereon and assumes the floor conversion price of $2.00.
3.	Includes the principal and interest amount thereon and calculated based on the initial fixed conversion price of $2.00.
4.	Assumes the maximum conversion thereon and at the floor conversion price of $2.00

Cash

Cash

The Company considers all highly liquid investments with maturities of three months or less at the time of acquisition to be cash equivalents. The Company had no cash equivalents as of September 30, 2025, and December 31, 2024, respectively.

Cash

The Company considers all highly liquid investments with maturities of three months or less at the time of acquisition to be cash equivalents. The Company had no cash equivalents as of December 31, 2024 and 2023.

Accounts Receivable and Credit Losses

Accounts Receivable and Credit losses

The Company carries its accounts receivable at net realizable value. The Company maintains an allowance for credit losses for the estimated losses resulting from the inability of the Company’s clients to pay their invoices. Financial Accounting Standards Board (“FASB”) issued ASU No. 2016-13, Credit Losses - Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which requires entities to use a forward-looking approach based on current expected credit losses (“CECL”) to estimate credit losses on certain types of financial instruments, including trade receivables. As a result of the acquisition of iDoc and at the closing of the Business Combination on June 24, 2024, the Company assumed the allowance for credit losses of $1,696,553.

As of September 30, 2025, and December 31, 2024, respectively, the allowance for credit losses was $2, 834,974 and $2,393,033, respectively. For the three months ended September 30, 2025, and 2024, the Company recognized $274,214  and $321,206  of credit loss expense within general and administrative expense on the condensed consolidated statements of operations. For the nine months ended September 30, 2025, and 2024, the Company recognized $521,098  and $342,634  of credit loss expense within general and administrative expense on the condensed consolidated statements of operations.

The following table presents the Company’s allowance for credit losses at September 30, 2025, and December 31, 2024:

	For the period ended
	September 30,	December 31,
	2025	2024
Beginning allowance for credit losses	$2,393,033	$32,457
Allowance for credit losses, due to acquisition	—	1,696,553
Provision for credit losses	521,098	514,282
Less: Accounts receivable write-off included in allowance for credit losses above	(79,157)	149,741
Ending allowance for credit losses	$2,834,974	$2,393,033

Accounts Receivable and Credit Losses

The Company carries its accounts receivable at net realizable value. The Company maintains an allowance for credit losses for the estimated losses resulting from the inability of the Company’s clients to pay their invoices. ASC 326, Financial Instruments-Credit Losses, requires entities to use a forward-looking approach based on current expected credit losses to estimate credit losses on certain types of financial instruments, including trade receivables. As a result of the acquisition of iDoc and at the Closing of the Business Combination on June 24, 2024, the Company assumed the allowance for credit losses of $1,696,553.

As of December 31, 2024 and 2023, the allowance for credit losses was $2,393,033 and $32,457, respectively. For the years ended December 31, 2024 and 2023, the Company recognized $514,282 and $32,457, respectively, of credit loss expense recorded within general and administrative expense on the consolidated statements of operations. As of January 1, 2023, the balance in accounts receivable was $389,453.

The following table presents VSee Health’s allowance for credit losses at December 31, 2024 and 2023:

	December 31,	December 31,
	2024	2023
Beginning allowance for credit losses	$32,457	$—
Allowance for credit losses, due to acquisition	1,696,553	—
Provision for credit losses	514,282	32,457
Less: Accounts receivable write-off included in allowance for credit losses above	149,741	—
Ending allowance for credit losses	$2,393,033	$32,457

Leases

Leases

The Company accounts for leases under ASC 842, Leases. Based on this standard, the Company determines if an agreement is a lease at inception. Operating leases are included in right-of-use assets and operating lease liabilities, less current portion on the Company’s condensed consolidated balance sheets. Finance leases are included in fixed assets and finance lease liabilities on the Company’s condensed consolidated balance sheets. Operating and finance lease right-of-use assets and liabilities are initially recognized based on the present value of lease payments over the lease term calculated using our incremental borrowing rate generally applicable to the location of the lease right-of-use asset, unless an implicit rate is readily determinable. As most of our leases do not provide an implicit rate, we generally use our incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. As we do not have any outstanding public debt, we estimated the incremental borrowing rate based on our estimated credit rating and available market information. The incremental borrowing rate is subsequently reassessed upon a modification to the lease agreement.

As permitted under ASC 842, the Company has made an accounting policy election not to apply the recognition provisions of ASC 842 to short-term leases (leases with a lease term of 12 months or less that do not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise); instead, the Company will recognize the lease payments for short-term leases on a straight-line basis over the lease term.

Leases

The Company accounts for leases under ASC 842, Leases. Based on this standard, the Company determines if an agreement is a lease at inception. Operating leases are included in right-of-use assets and operating lease liabilities, less current portion in the Company’s consolidated balance sheets. Finance leases are included in fixed assets and finance lease liabilities in the Company’s consolidated balance sheets. Operating and finance lease right-of-use assets and liabilities are initially recognized based on the present value of lease payments over the lease term calculated using our incremental borrowing rate generally applicable to the location of the lease ROU asset, unless an implicit rate is readily determinable. As most of our leases do not provide an implicit rate, we generally use our incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. As we do not have any outstanding public debt, we estimated the incremental borrowing rate based on our estimated credit rating and available market information. The incremental borrowing rate is subsequently reassessed upon a modification to the lease agreement.

As permitted under ASC 842, the Company has made an accounting policy election not to apply the recognition provisions of ASC 842 to short-term leases (leases with a lease term of 12 months or less that do not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise); instead, the Company will recognize the lease payments for short-term leases on a straight-line basis over the lease term.

Stock-based Compensation

Stock-based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation-Stock Compensation. Under the fair value recognition provisions, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as an expense on a straight-line basis over the requisite service period, based on the terms of the awards. The Company estimates the fair value of share options using the Black-Scholes option-pricing model, utilizing assumptions related to the contractual term of the instruments, estimated volatility of the price of the Common Stock, and current interest rates. The Company accounts for forfeitures as they occur.

Stock-based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation-Stock Compensation. Under the fair value recognition provisions, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as an expense on a straight-line basis over the requisite service period, based on the terms of the awards. The Company estimates the fair value of share options using the Black-Scholes option-pricing model, utilizing assumptions related to the contractual term of the instruments, estimated volatility of the price of the Common Stock, and current interest rates. The Company accounts for forfeitures as they occur.

Deferred Revenue

Deferred Revenue

The timing of revenue recognition, billing, and cash collections results in billed accounts receivable and deferred revenue, primarily attributable to the unamortized balance of nonrefundable upfront fees related to subscription services, which are classified as current and non-current based on the timing of when the Company expects to recognize revenue on the condensed consolidated balance sheets. Accounts receivable are recognized in the period in which the Company’s right to the consideration is unconditional. Contract liabilities consist of billing in excess of revenue recognized primarily related to deferred revenue.

As of September 30, 2025 and December 31, 2024, the Company had $1,150,093  and $417,815 respectively, of contract liabilities (current portion) associated with customer deposits for subscription, professional, and technical engineering services, which were reported in deferred revenue on the condensed consolidated balance sheets. As of September 30, 2025 and December 31, 2024, the non-current portion of deferred revenue was $0 and $69,999, respectively.

Deferred Revenue

The timing of revenue recognition, billing, and cash collections results in billed accounts receivable and deferred revenue, primarily attributable to the unamortized balance of nonrefundable upfront fees related to subscription services, which are classified as current and non-current based on the timing of when the Company expects to recognize revenue on the consolidated balance sheets. Accounts receivable are recognized in the period in which the Company’s right to the consideration is unconditional. Contract liabilities consist of billing in excess of revenue recognized primarily related to deferred revenue.

As of January 1, 2023, December 31, 2023 and 2024, the Company had $956,561, $902,524, and $417,815, respectively, of contract liabilities associated with customer deposits for subscription, professional, and technical engineering services, which were reported in deferred revenue on the consolidated balance sheets. The Company expects to recognize $338,441 of this amount during the year ending December 31, 2025, and $79,374 thereafter. During the year ended December 31, 2024 and 2023, $1,934,327 and $1,398,835 were recognized as revenue, respectively.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

“Fair value” is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. ASC 820 establishes a fair value hierarchy that prioritizes and ranks the level of observability of inputs used to measure investments at fair value. The observability of inputs is impacted by a number of factors, including the type of investment, characteristics specific to the investment, market conditions and other factors. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Investments with readily available quoted prices or for which fair value can be measured from quoted prices in active markets will typically have a higher degree of input observability and a lesser degree of judgment applied in determining fair value.

The carrying amounts are reflected in the accompanying balance sheets for cash, due from related party, and accounts payable approximate fair value due to their short-term nature. The three levels of the fair value hierarchy under ASC 820 are as follows:

●	“Level 1”, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;
●	“Level 2”, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
●	“Level 3”, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some cases, the inputs used to measure fair value might fall within different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the investment is categorized in its entirety is determined based on the lowest level input that is significant to the investment. Assessing the significance of a particular input to the valuation of an investment in its entirety requires judgment and considers factors specific to the investment. The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the perceived risk of that investment.

See Note 15 for additional information on assets and liabilities measured at fair value.

Fair Value of Financial Instruments

“Fair value” is defined as the price that would be received for sale of an asset or paid for transfer of a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a fair value hierarchy that prioritizes and ranks the level of observability of inputs used to measure investments at fair value. The observability of inputs is impacted by a number of factors, including the type of investment, characteristics specific to the investment, market conditions and other factors. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Investments with readily available quoted prices or for which fair value can be measured from quoted prices in active markets will typically have a higher degree of input observability and a lesser degree of judgment applied in determining fair value.

The three levels of the fair value hierarchy under ASC 820 are as follows:

●	“Level 1”, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;
●	“Level 2”, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
●	“Level 3”, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some cases, the inputs used to measure fair value might fall within different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the investment is categorized in its entirety is determined based on the lowest level input that is significant to the investment. Assessing the significance of a particular input to the valuation of an investment in its entirety requires judgment and considers factors specific to the investment. The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the perceived risk of that investment.

The carrying amounts reflected in the accompanying consolidated balance sheets for cash, accounts receivable, accounts payable and accrued liabilities, and due to/from related party, approximate fair value due to their short-term nature.

See Note 16 for additional information on assets and liabilities measured at fair value.

Warrant Instruments

Warrant Instruments

The Company classifies warrants as equity or liability instruments based on their terms and guidance under ASC 480 (Distinguishing Liabilities from Equity) and ASC 815 (Derivatives and Hedging). This assessment considers whether warrants are freestanding financial instruments, meet liability definitions, and qualify for equity classification.

The evaluation is performed at issuance and each quarter-end. Warrants meeting equity criteria are recorded in additional paid-in capital. Those not meeting equity criteria are recorded at fair value initially and remeasured each reporting period.

The Company has determined that its Public warrants, private warrants, Bridge Warrants, September 2024 Warrants and Extension Warrants are freestanding and meet equity classification under ASC 815 (Derivatives and Hedging) and are therefore classified in equity.

Warrant Instruments

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity and ASC 815. The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. The Company has analyzed the public warrants, private warrants, bridge warrants (as defined below), extension warrants (as defined below), and the September 2024 warrants (as defined below), and determined they are considered to be freestanding instruments and do not exhibit any of the characteristics in ASC 480 and therefore are not classified as liabilities under ASC 480. The warrants meet all of the requirements for equity classification under ASC 815 and therefore are classified in equity.

Fixed Assets

Fixed Assets

Fixed assets are recorded at historical cost, less accumulated depreciation. The Company expenses fixed assets purchased that are less than $1,000. Depreciation is calculated on the straight-line method over the estimated useful lives of the respective assets. Repair and maintenance costs are charged to expenses as incurred.

Fixed Assets

Fixed assets are recorded at historical cost, less accumulated depreciation. The Company expenses fixed assets purchased that are less than $1,000. Depreciation is calculated on the straight-line method over the estimated useful lives of the respective assets. During the year ended December 31, 2024, the Company purchased office and medical equipment, which is being depreciated over a three-year useful life. The acquisition of iDoc (see further Note 4 Business Combination) also resulted in office and medical equipment and furniture fixed asset additions during the year ended December 31, 2024. Depreciation is calculated on the straight-line method over the estimated useful lives of these respective assets, which is three to ten years. Repair and maintenance costs are charged to expenses as incurred.

Goodwill

Goodwill

Goodwill represents the excess of purchase price in a business combination over the fair value of the net identifiable assets acquired. We evaluate goodwill for impairment at the reporting unit level by assessing whether it is more likely than not that the fair value of a reporting unit exceeds its carrying value. If this assessment concludes that it is more likely than not that the fair value of a reporting unit exceeds its carrying value, then goodwill is not considered impaired and no further impairment testing is required. Conversely, if the assessment concludes that it is more likely than not that the fair value of a reporting unit is less than its carrying value, a goodwill impairment test is performed to compare the fair value of the reporting unit to its carrying value. The Company determines fair value of the two reporting units using both income and market-based models. Our models contain significant assumptions and accounting estimates about discount rates, future cash flows, and terminal values that could materially affect our operating results or financial position if they were to change significantly in the future and could result in an impairment. We perform our goodwill impairment assessment whenever events or changes in facts or circumstances indicate that impairment may exist and during the fourth quarter each year. The cash flow estimates and discount rates incorporate management’s best estimates, using appropriate and customary assumptions and projections at the date of evaluation. During the year ended December 31, 2024, the Company determined there were triggering events that required the Company to perform a quantitative analysis. Based on the analysis, the Company concluded the fair value of the Telehealth Services reporting unit was less than it’s carrying value. As a result, the Company recorded non-cash goodwill impairment charges of $56,675,210 on the consolidated statement of operations for the year ended December 31, 2024. For the three and nine months ended September 30, 2025, the Company performed qualitative analysis by assessing that no adverse economic, industry, operational, or regulatory indicators were identified that would suggest impairment. Based on the qualitative assessment of relevant factors, the Company concludes that no impairment indicators exist determined that there were no triggering events that required the Company to perform a quantitative analysis.

Goodwill

Goodwill represents the excess of purchase price in a business combination over the fair value of the net identifiable assets acquired. We evaluate goodwill for impairment at the reporting unit level by assessing whether it is more likely than not that the fair value of a reporting unit exceeds its carrying value. If this assessment concludes that it is more likely than not that the fair value of a reporting unit exceeds its carrying value, then goodwill is not considered impaired, and no further impairment testing is required. Conversely, if the assessment concludes that it is more likely than not that the fair value of a reporting unit is less than its carrying value, a goodwill impairment test is performed to compare the fair value of the reporting unit to its carrying value. The Company determines fair value of the two reporting units using both income and market-based models. Our models contain significant assumptions and accounting estimates about discount rates, future cash flows, and terminal values that could materially affect our operating results or financial position if they were to change significantly in the future and could result in an impairment. We perform our goodwill impairment assessment whenever events or changes in facts or circumstances indicate that impairment may exist and during the fourth quarter each year. The cash flow estimates, and discount rates incorporate management’s best estimates, using appropriate and customary assumptions and projections at the date of evaluation. During the year ended December 31, 2024, the Company determined there were triggering events that required the Company to perform a quantitative analysis. Based on the analysis performed, the Company concluded the fair value of the Telehealth Services reporting unit was less than its carrying value. As a result, the Company recorded non-cash goodwill impairment charges of $56,675,210 on the consolidated statement of operation for the year ended December 31, 2024 (refer to Impairment of Long-lived and Intangible Assets Other than Goodwill section below). As of the closing of the Business Combination, June 24, 2024, the fair value of goodwill was $61,591,904, as described in Note 4 Business Combination. As of December 31, 2024, accumulated impairment charges were $56,675,210.

Intangible Assets

Intangible Assets

Intangible assets are presented at their historical costs, net of amortization. Historical cost of intangible assets acquired in a business combination represents the fair value at acquisition. The fair value at acquisition is determined based on the appraised value of the asset. Intangible assets are comprised of developed technology and customer list (See Note 4 – Business Combination). Developed technology and customer relationships are amortized using the straight-line method over the five-year and ten-year estimated useful lives of the assets, respectively. Identifiable intangible assets subject to amortization consist of the following:

	Estimated	September 30,	December 31,
	Useful Life	2025	2024
Customer relationships	10 years	2,115,000	2,100,000
Developed technology	5 years	10,000,000	10,000,000
Accumulated amortization		(2,777,496)	(1,105,000)
Intangible assets, net		$9,337,504	$10,995,000

Expected amortization expense is as follows:

Year ending December 31, 2025 (Remaining three months)	$552,504
Year ending December 31, 2026	2,210,000
Year ending December 31, 2027	2,210,000
Year ending December 31, 2028	2,210,000
Year ending December 31, 2029, and thereafter	2,155,000
Total	$9,337,504

For the three months ended September 30, 2025 and September 30, 2024, the Company recorded amortization expense of $552,498 and $552,500, respectively, within general and administrative expenses in the condensed consolidated statements of operations. For the nine months ended September 30, 2025 and September 30, 2024, the Company recorded amortization expense of $1,657,496 and $552,500, respectively, within general and administrative expenses in the condensed consolidated statements of operations.

Intangible Assets

Intangible assets are presented at their historical costs, net of amortization. Historical cost of intangible assets acquired in a business combination represents the fair value at acquisition. The fair value at acquisition is determined based on the appraised value of the asset. Intangible assets are composed of developed technology and customer relationships (see Note 4 Business Combination). Developed technology and customer relationships are amortized using the straight-line method over the five-year and ten-year estimated useful lives of the assets, respectively. Identifiable intangible assets subject to amortization consist of the following (there were no intangible assets as of December 31, 2023):

	December 31, 2024
	Estimated Useful Life	Gross Carrying Amount	Additions	Accumulated Amortization	Net Book Value
Customer relationships	10 years	$-	$2,100,000	$(105,000)	$1,995,000
Developed technology	5 years	-	10,000,000	(1,000,000)	9,000,000
		$-	$12,100,000	$(1,105,000)	$10,995,000

Expected amortization expense is as follows:

Year ending December 31, 2025	$2,210,000
Year ending December 31, 2026	2,210,000
Year ending December 31, 2027	2,210,000
Year ending December 31, 2028	2,210,000
Year ending December 31, 2029	2,155,000
Total	$10,995,000

For the years ended December 31, 2024 and 2023, the Company recorded amorization expense of $1,105,000 and $0, respectively, within general and administrative expenses on the consolidated statements of operations.

Original Issue Discount on Debt

Original Issue Discount on Debt

When the Company issues notes payable with a face value higher than the proceeds it receives, it records the difference as a debt discount and amortizes the discount as interest expense over the life of the underlying note payable.

Original Issue Discount on Debt

When the Company issues notes payable with a face value higher than the proceeds it receives, it records the difference as a debt discount and amortizes the discount as interest expense using the effective interest method over the life of the underlying note payable.

Loss Contingencies and Litigation

Loss Contingencies and Litigation

The Company records reserve for loss contingencies if (a) information available prior to issuance of the condensed consolidated financial statements indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the condensed consolidated financial statements and (b) the amount of loss can be reasonably estimated. If one or both criteria for accrual are not met, but there is at least a reasonable possibility that a material loss will occur, the Company does not record and reserve for a loss contingency but describes the contingency within a note and provides detail, when possible, of the estimated potential loss or range of loss. If an estimate cannot be made, a statement to that effect is made.

Loss Contingencies and Litigation

The Company records and reserves for loss contingencies if (a) information available prior to issuance of the consolidated financial statements indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the consolidated financial statements and (b) the amount of loss can be reasonably estimated. If one or both criteria for accrual are not met, but there is at least a reasonable possibility that a material loss will occur, the Company does not record and reserve for a loss contingency but describes the contingency within a note and provides detail, when possible, of the estimated potential loss or range of loss. If an estimate cannot be made, a statement to that effect is made.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Accounting Pronouncements Not Yet Effective

ASU 2023-09: In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”), which will require the Company to disclose specified additional information in its income tax rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. ASU 2023-09 will also require the Company to disaggregate its income taxes paid disclosure by federal, state and foreign taxes, with further disaggregation required for significant individual jurisdictions. ASU 2023-09 will become effective for annual periods beginning after December 15, 2024. The Company is still reviewing the impact of ASU 2023-09.

Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s condensed consolidated financial statements.

ASU 2024-03: In November 2024, the FASB issued ASU No. 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), which requires disaggregated disclosure of income statement expenses for public business entities. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of ASU 2024-03 on its disclosures in the condensed consolidated financial statements.

The Company continues to evaluate the impact of new accounting pronouncements, including enhanced disclosure requirements, on its business processes, controls and systems.

Recent Accounting Pronouncements

Accounting Pronouncements Recently Adopted

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-07, Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The ASU is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of the ASU should be applied retrospectively to all prior periods presented in the consolidated financial statements. Early adoption is also permitted. The Company adopted this ASU for the year ended December 31, 2024 and it resulted in additional disclosures. Refer to Note 15 Reportable Segments for the Company’s disclosure in accordance with ASU 2023-07.

Accounting Pronouncements Not Yet Effective

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which will require the Company to disclose specified additional information in its income tax rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. ASU 2023-09 will also require the Company to disaggregate its income taxes paid disclosure by federal, state and foreign taxes, with further disaggregation required for significant individual jurisdictions. ASU 2023-09 will become effective for annual periods beginning after December 15, 2024. The Company is still reviewing the impact of ASU 2023-09. We are currently evaluating the provisions of this ASU and expect to adopt them when effective for the year ending December 31, 2025.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), which requires disaggregated disclosure of income statement expenses for public business entities. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of ASU 2024-03 on its disclosures in the consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments-Credit Losses: Measurement of Credit Losses for Accounts Receivable and Contract Assets for Private Companies and Certain Not-for-Profit Entities, which amends ASC 326-20 to provide a practical expedient and an accounting policy election (for all entities, other than public business entities that elect the practical expedient) related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606. This ASU is effective for fiscal years beginning after December 15, 2025, and early adoption is permitted. The Company is currently evaluating the impact of the new guidance on its consolidated financial statements.

The Company continues to evaluate the impact of new accounting pronouncements, including enhanced disclosure requirements, on its business processes, controls and systems.

Implications of Being an Emerging Growth Company

Implications of Being an Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

The Company is also a “smaller reporting company,” meaning that either (i) the market value of our shares held by non-affiliates is less than $250 million or (ii) the market value of our shares held by non-affiliates is less than $700 million and our annual revenue was less than $100 million during the most recently completed fiscal year. The Company may continue to be a smaller reporting company if either (i) the market value of our shares held by non-affiliates is less than $250 million or (ii) our annual revenue was less than $100 million during the most recently completed fiscal year and the market value of our shares held by non-affiliates is less than $700 million. The Company may take advantage of certain of the scaled disclosures available to smaller reporting companies.

Cost of Revenue

Cost of Revenues

Cost of revenues consists primarily of expenses related to cloud hosting, personnel-related expenses for the Company’s customer success team, costs for third-party software services and contractors, and other services used in connection with delivery and support of the Company’s platform subscription services. The Company’s cost of revenues also consists primarily of expenses related to compensation-related expenses for the Company’s telehealth service providers, costs for third-party software and hardware services and independent medical providers, and other services used in connection with the delivery and support of the Company’s telehealth platform.

Transaction Expenses

Transaction Expenses

On June 15, 2022, DHAC entered into the original Business Combination Agreement with DHAC Merger Sub I, Inc., a Delaware corporation and wholly owned subsidiary of DHAC (“Merger Sub I”), DHAC Merger Sub II, Inc., a Texas corporation and wholly owned subsidiary of DHAC (“Merger Sub II”), VSee Lab, and iDoc. On August 9, 2022, the parties to the Original Business Combination Agreement, entered into the First Amended and Restated Business Combination Agreement, pursuant to which the original Business Combination Agreement was amended and restated in its entirety. The parties to the First Amended and Restated Business Combination Agreement entered into the Second Amended and Restated Business Combination Agreement on October 6, 2022, pursuant to which the First Amended and Restated Business Combination Agreement was amended and restated in its entirety, which was subsequently amended by the First Amendment to the Second Amended and Restated Business Combination Agreement dated November 3, 2022. On November 21, 2023, DHAC, Merger Sub I, Merger Sub II, VSee Lab and iDoc entered into the Third Amended and Restated Business Combination Agreement, which was subsequently amended by the First Amendment to the Third Amended and Restated Business Combination Agreement on February 13, 2024 and the Second Amendment to the Third Amended and Restated Business Combination Agreement on April 17, 2024 (as amended, the “Business Combination Agreement”) and concurrently entered into various transactions that provide financing for DHAC, VSee Lab, iDoc and the Company (together with the other agreements and transactions contemplated by the Business Combination Agreement, the Business Combination. During the years ended December 31, 2024 and 2023, the Company (which, for accounting purposes, refers to VSee Health, Inc. after June 24, 2024 and VSee Lab, Inc. prior to June 24, 2024) incurred transaction expenses related to the business combination of $792,796 and $86,799, respectively, for professional fees, including legal, taxation, business consulting, and audit services.

Prepaid Assets and Other Current Assets

Prepaid Assets and Other Current Assets

Prepaid assets are costs that have been paid but are not yet used up or have not yet expired. As the amount expires, the current asset is reduced, and the amount of the reduction is reported as an expense on the consolidated statements of operations.

Capitalized Internal-Use Software Costs

Capitalized Internal-Use Software Costs

The Company capitalizes certain costs associated with the development of its internal-use software in accordance with ASC 350-40, Intangibles – Goodwill and Other – Internal-Use Software. The capitalization of certain internal-use software costs occurs after the preliminary project stage is complete and until the software is ready for its intended use. Research and development costs incurred during the preliminary project stage or costs incurred for data conversion activities, training, maintenance, and general and administrative or overhead costs are expensed as incurred. Capitalization begins when the preliminary project stage is complete, management with the required authority authorizes and commits to the funding of the project, and it is probable that the project will be completed, and the software will be used to perform the functions as intended. Qualified costs incurred relating to upgrades and enhancements are capitalized to the extent it is probable that they will result in added functionality, while costs that cannot be separated between maintenance of, and minor upgrades and enhancements to, internal-use software are expensed as incurred. Capitalized internal-use software costs are recognized within intangible assets, net in the balance sheets.

During the years ended December 31, 2024 and 2023, the Company did not incur any material capitalizable internal-use software costs.

Credit Risk and Major Customers/Supplier Concentration

Credit Risk and Major Customers/Supplier Concentration

Financial instruments potentially subject the Company to credit risk concentrations consisting of cash and trade accounts receivable. The Company maintains all its cash in commercial depository accounts, insured by the Federal Deposit Insurance Corporation. At times, cash deposits may exceed federally insured limits. Any loss incurred or lack of access to such funds could have an adverse impact on the Company’s financial condition, results of operations, and cash flows.

In the aggregate, the Company had two customers whose accounts receivable represented 50% of the Company’s total accounts receivable as of December 31, 2024. In the aggregate, the Company had five customers whose accounts receivable represented 85% of the Company’s total accounts receivable as of December 31, 2023.

The Company had two customers that in the aggregate accounted for 24% of total revenue for the years ended December 31, 2024 and 2023, respectively. Although the Company seeks to reduce dependence on those customers, the partial or complete loss of certain of these customers could have at least a temporary adverse effect on the Company’s results of operations.

The Company had one vendor whose accounts payable and accrued liabilities represented 22% of the Company’s total accounts payable and accrued liabilities as of December 31, 2024. The Company had no single vendor with over 10% or more of the Company’s total accounts payable and accrued liabilities as of December 31, 2023.

Derivative Financial Instruments

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC 815, Derivatives and Hedging. Derivative instruments are recorded at fair value on the grant date and re-valued at each reporting date, with changes in the fair value reported in the consolidated statements of operations. Derivative assets and liabilities are classified in the consolidated balance sheets as current or non-current based on whether or not net cash settlement or conversion of the instrument could be required within 12 months of the consolidated balance sheet date.

Impairment of Long-Lived and Intangible Assets Other than Goodwill

Impairment of Long-Lived and Intangible Assets Other than Goodwill

In accordance with ASC 360-10, Property Plant and Equipment, and ASC 350-10, Intangibles, the Company, on a regular basis, reviews the carrying amount of long-lived assets for the existence of facts or circumstances, both internally and externally, that suggest impairment. The Company determines if the carrying amount of a long-lived asset is impaired based on anticipated undiscounted cash flows, before interest, from the use of the asset. In the event of impairment, a loss is recognized based on the amount by which the carrying amount exceeds the fair value of the asset. Fair value is determined based on the appraised value of the assets or the anticipated cash flows from the use of the asset, discounted at a rate commensurate with the risk involved.

During the years ended December 31, 2024 and 2023, the Company did not identify any impairment of long-lived and intangible assets other than goodwill.